Document and Entity Information	3 Months Ended
Mar. 31, 2013
Documentand Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Amendment Description

EXPLANATORY NOTE

On February 10, 2012, the Securities and Exchange Committee declared effective the registration statement on Form S-1 (File No. 333-178654), as amended (the "Registration Statement") filed by Cytosorbents Corporation. (the "Company"). The Company is filing this post effective amendment to the Registration Statement (the "Post-Effective Amendment") for the purpose of including information from the Company's Quarterly Report on Form 10-Q for the quarter ended March 31, 2013 and from the Company's Annual Report on Form 10-K for the year ended December 31, 2012, including the financial statements for those corresponding. Additionally, we have included the corresponding XBRL detail tagging for our financial statements.

No changes have been made to the Registration Statement other than to add the information as described above. This Post-Effective Amendment should be read in conjunction with the Registration Statement. This Post-Effective Amendment does not reflect events that may have occurred after the date of the Registration Statement and does not modify or update in any way the disclosures made in the Registration Statement, except as required to reflect the revisions discussed above.

The information included in this filing updates and supplements this Registration Statement and the Prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 4. All applicable registration fees were paid at the time of the original filing of the Registration Statement.

Document Period End Date	Mar. 31, 2013
Entity Registrant Name	Cytosorbents Corp
Entity Central Index Key	0001175151
Trading Symbol	ctso
Entity Filer Category	Smaller Reporting Company